UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: August 31, 2016         (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE	OF INVESTMENTS.

AMG Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2016

	Shares	Value
Common Stocks—100.0%
Consumer Discretionary—17.0%
Delphi Automotive PLC	15,267	$1,078,766
Foot Locker, Inc.	20,479	1,344,242
The Home Depot, Inc.	24,165	3,241,010
NVR, Inc.*	426	718,577
Omnicom Group, Inc.	15,474	1,332,776
O’Reilly Automotive, Inc.*	4,505	1,261,175
The Priceline Group, Inc.*	1,159	1,641,990
Scripps Networks Interactive, Inc., Class A	17,924	1,135,844
Starbucks Corp.	31,955	1,796,830
Target Corp.	14,584	1,023,651
The TJX Cos., Inc.	22,454	1,738,838
Wyndham Worldwide Corp.	10,508	743,861
Total Consumer Discretionary		17,057,560
Consumer Staples—10.8%
Church & Dwight Co., Inc.	13,796	1,371,598
The Clorox Co.	9,963	1,305,551
Colgate-Palmolive Co.	17,231	1,280,952
Constellation Brands, Inc., Class A	8,095	1,327,985
CVS Health Corp.	16,371	1,529,051
The Estee Lauder Cos., Inc., Class A	12,546	1,119,480
Mondelez International, Inc., Class A	22,817	1,027,221
Philip Morris International, Inc.	18,410	1,839,711
Total Consumer Staples		10,801,549
Energy—3.5%
Anadarko Petroleum Corp.	9,059	484,385
EOG Resources, Inc.	14,220	1,258,328
Halliburton Co.	26,029	1,119,507
Kinder Morgan, Inc.	28,908	631,640
Total Energy		3,493,860
Financials—9.0%
American Express Co.	15,719	1,030,852
American Tower Corp.	16,053	1,820,089
JPMorgan Chase & Co.	22,160	1,495,800
Markel Corp.*	927	863,139
Marsh & McLennan Cos., Inc.	21,349	1,443,833
T. Rowe Price Group, Inc.	13,225	919,666
Wells Fargo & Co.	27,746	1,409,497
Total Financials		8,982,876

	Shares	Value
Health Care—13.7%
Aetna, Inc.	10,262	$1,201,885
AmerisourceBergen Corp.	11,976	1,041,553
Biogen, Inc.*	5,002	1,528,761
Cardinal Health, Inc.	13,810	1,100,243
CR Bard, Inc.	2,405	531,120
Gilead Sciences, Inc.	25,691	2,013,661
HCA Holdings, Inc.*	9,654	729,360
Johnson & Johnson	13,589	1,621,711
Mettler-Toledo International, Inc.*	2,381	959,710
Mylan N.V.*	20,792	880,749
Quintiles Transnational Holdings, Inc.*	12,762	986,503
Zoetis, Inc.	22,568	1,153,225
Total Health Care		13,748,481
Industrials—14.7%
Alaska Air Group, Inc.	18,169	1,226,952
American Airlines Group, Inc.	22,555	818,746
The Boeing Co.	13,644	1,766,216
Danaher Corp.	13,111	1,067,366
Expeditors International of Washington, Inc.	19,467	986,003
General Dynamics Corp.	6,742	1,026,267
Honeywell International, Inc.	16,832	1,964,463
Huntington Ingalls Industries, Inc.	7,505	1,239,601
Illinois Tool Works, Inc.	12,880	1,530,788
Masco Corp.	14,617	518,611
Rockwell Automation, Inc.	8,895	1,031,197
United Parcel Service, Inc., Class B	13,872	1,515,100
Total Industrials		14,691,310
Information Technology—29.8%
Accenture PLC, Class A	16,918	1,945,570
Adobe Systems, Inc.*	12,554	1,284,400
Alphabet, Inc., Class A*	3,732	2,947,720
Alphabet, Inc., Class C*	3,132	2,402,401
Apple, Inc.	29,776	3,159,234
Broadcom, Ltd.	9,855	1,738,619
Facebook, Inc., Class A*	30,131	3,800,122
Intuit, Inc.	12,837	1,430,684
Lam Research Corp.	11,991	1,119,000
MasterCard, Inc., Class A	19,257	1,860,804
Microsoft Corp.	54,847	3,151,509

AMG Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (unaudited) (continued)

	Shares	Value
Information Technology—29.8% (continued)
Red Hat, Inc.*	15,658	$1,142,721
Visa, Inc., Class A	34,649	2,803,104
Xilinx, Inc.	20,913	1,133,694
Total Information Technology		29,919,582
Materials—1.5%
Celanese Corp., Series A	11,377	733,020
Steel Dynamics, Inc.	30,378	747,906
Total Materials		1,480,926
Total Common Stocks (cost $79,500,304)		100,176,144

	Shares	Value
Other Investment Companies—0.1%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.34% (cost $96,636)	96,636	$96,636
Total Investments—100.1% (cost $79,596,940)		100,272,780
Other Assets, less Liabilities—(0.1)%		(73,624)
Net Assets—100.0%		$100,199,156

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2016

	Shares	Value
Common Stocks—98.1%
Consumer Discretionary—21.7%
AutoZone, Inc.*	2,840	$2,106,712
Coach, Inc.	33,540	1,280,557
Foot Locker, Inc.	33,640	2,208,130
Gentex Corp.	74,939	1,333,165
International Game Technology PLC	66,590	1,520,250
The Interpublic Group of Cos., Inc.	67,296	1,557,229
Michael Kors Holdings, Ltd.*	52,680	2,578,686
The Michaels Cos., Inc.*	39,610	949,056
Omnicom Group, Inc.	26,080	2,246,270
O’Reilly Automotive, Inc.*	6,587	1,844,031
Scripps Networks Interactive, Inc., Class A	30,500	1,932,785
ServiceMaster Global Holdings, Inc.*	32,220	1,202,128
Six Flags Entertainment Corp.	21,830	1,064,649
Starz, Class A*	42,200	1,316,218
Thor Industries, Inc.	10,230	830,164
Urban Outfitters, Inc.*	63,070	2,261,059
Wynn Resorts, Ltd.[2]	19,280	1,722,090
Total Consumer Discretionary		27,953,179
Consumer Staples—9.7%
Blue Buffalo Pet Products, Inc.*,2	26,170	674,663
Constellation Brands, Inc., Class A	8,481	1,391,308
Dr. Pepper Snapple Group, Inc.	21,884	2,050,531
Herbalife, Ltd.*,2	30,960	1,880,820
Molson Coors Brewing Co., Class B	13,890	1,421,225
Nu Skin Enterprises, Inc., Class A2	34,020	1,969,078
Pilgrim’s Pride Corp.	56,600	1,306,328
Sysco Corp.	34,629	1,795,860
Total Consumer Staples		12,489,813
Energy—1.5%
Cabot Oil & Gas Corp.	50,400	1,241,352
ONEOK, Inc.	13,780	646,144
Total Energy		1,887,496
Financials—9.9%
Aon PLC	15,234	1,696,306
Brown & Brown, Inc.	35,180	1,318,195
Eaton Vance Corp.	52,490	2,101,175
Erie Indemnity Co., Class A	6,510	664,215
FactSet Research Systems, Inc.	10,215	1,818,576
Iron Mountain, Inc.	34,060	1,308,245

	Shares	Value
Markel Corp.*	1,657	$1,542,849
MSCI, Inc.	25,558	2,303,287
Total Financials		12,752,848
Health Care—11.6%
AmerisourceBergen Corp.	15,142	1,316,900
Cardinal Health, Inc.	16,061	1,279,580
Charles River Laboratories International, Inc.*	16,408	1,365,310
CR Bard, Inc.	7,750	1,711,510
HCA Holdings, Inc.*	17,250	1,303,237
PerkinElmer, Inc.	24,030	1,279,597
Quintiles Transnational Holdings, Inc.*	19,550	1,511,215
VWR Corp.*	65,810	1,836,757
Waters Corp.*	9,784	1,539,121
Zoetis, Inc.	34,600	1,768,060
Total Health Care		14,911,287
Industrials—12.3%
Acuity Brands, Inc.	8,317	2,288,173
AECOM*	39,383	1,214,178
Alaska Air Group, Inc.	18,229	1,231,004
BWX Technologies, Inc.	39,710	1,541,145
Carlisle Cos., Inc.	24,470	2,565,924
The Dun & Bradstreet Corp.	9,260	1,274,639
Expeditors International of Washington, Inc.	31,380	1,589,397
Huntington Ingalls Industries, Inc.	13,564	2,240,366
Quanta Services, Inc.*	43,070	1,108,191
RR Donnelley & Sons Co.[2]	48,560	830,376
Total Industrials		15,883,393
Information Technology—27.2%
Applied Materials, Inc.	21,780	649,915
Arista Networks, Inc.*,2	18,740	1,493,203
Cadence Design Systems, Inc.*	62,310	1,585,166
Citrix Systems, Inc.*	12,580	1,096,976
Electronic Arts, Inc.*	17,070	1,386,596
F5 Networks, Inc.*	10,450	1,282,528
Global Payments, Inc.	11,120	844,564
Intuit, Inc.	17,540	1,954,833
Jack Henry & Associates, Inc.	29,750	2,596,282
Lam Research Corp.	17,840	1,664,829
Maxim Integrated Products, Inc.	41,669	1,696,762
Microchip Technology, Inc.[2]	11,580	716,918
NCR Corp.*	42,000	1,421,700

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—27.2% (continued)
NVIDIA Corp.	74,415	$4,564,616
Paychex, Inc.	28,565	1,733,039
Red Hat, Inc.*	28,003	2,043,659
Symantec Corp.	78,360	1,890,827
Teradata Corp.*	24,496	777,258
Total System Services, Inc.	30,340	1,494,245
The Ultimate Software Group, Inc.*	6,140	1,282,892
The Western Union Co.	60,674	1,305,704
Xilinx, Inc.	30,596	1,658,609
Total Information Technology		35,141,121
Materials—2.8%
Celanese Corp., Series A	9,841	634,056
GCP Applied Technologies, Inc.*	48,970	1,432,862
Steel Dynamics, Inc.	62,000	1,526,440
Total Materials		3,593,358
Telecommunication Services—1.0%
Zayo Group Holdings, Inc.*	45,350	1,315,604
Utilities—0.4%
Calpine Corp.*	44,120	550,618
Total Common Stocks (cost $112,970,821)		126,478,717

	Principal Amount
Short-Term Investments—5.5%
Repurchase Agreements—4.5%[3]
Cantor Fitzgerald Securities, Inc., dated 08/31/16, due 09/01/16, 0.350%, total to be received $1,384,487 (collateralized by various U.S. Government Obligations, 0.000% - 10.500%, 09/01/16 - 06/20/66, totaling $1,412,164)	$1,384,474	1,384,474

	Principal Amount	Value
Citigroup Global Markets, Inc., dated 08/31/16, due 09/01/16, 0.340%, total to be received $1,384,487 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.645%, 12/15/16 - 11/01/47, totaling $1,412,164)	$1,384,474	$1,384,474
Merrill Lynch Pierce Fenner & Smith, Inc., dated 08/31/16, due 09/01/16, 0.330%, total to be received $1,384,487 (collateralized by various U.S. Government Agency Obligations, 1.736% - 6.000%, 05/01/20 - 12/20/65, totaling $1,412,164)	1,384,474	1,384,474
Nomura Securities International, Inc., dated 08/31/16, due 09/01/16, 0.330%, total to be received $1,384,487 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 11/25/16 - 07/20/66, totaling $1,412,164)	1,384,474	1,384,474
Royal Bank of Scotland PLC., dated 08/31/16, due 09/01/16, 0.300%, total to be received $291,408 (collateralized by various U.S. Government Obligations, 0.077% - 3.625%, 01/31/17 - 10/31/19, totaling $297,235)	291,406	291,406
Total Repurchase Agreements		5,829,302

	Shares
Other Investment Companies—1.0%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.34%	1,276,972	1,276,972
Total Short-Term Investments (cost $7,106,274)		7,106,274
Total Investments—103.6% (cost $120,077,095)		133,584,991
Other Assets, less Liabilities—(3.6)%		(4,598,072)
Net Assets—100.0%		$128,986,919

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2016

	Shares	Value
Common Stocks—96.2%
Consumer Discretionary—13.4%
Cavco Industries, Inc.*	5,547	$580,050
Denny’s Corp.*	35,356	369,470
Horizon Global Corp.*	25,008	445,643
Installed Building Products, Inc.*	10,531	351,525
Liberty Tax, Inc.	9,781	132,924
Motorcar Parts of America, Inc.*	17,958	510,546
Nautilus, Inc.*	18,903	440,251
Nutrisystem, Inc.	16,378	472,014
Ruth’s Hospitality Group, Inc.	20,515	306,904
Stoneridge, Inc.*	23,771	411,951
Tower International, Inc.	13,615	330,844
Unifi, Inc.*	15,153	394,433
Universal Electronics, Inc.*	5,409	400,428
US Auto Parts Network, Inc.*	98,774	369,415
ZAGG, Inc.*	57,138	415,393
Total Consumer Discretionary		5,931,791
Consumer Staples—3.8%
Calavo Growers, Inc.	3,748	220,945
Farmer Bros. Co.*	6,507	208,354
Lifeway Foods, Inc.*	42,504	527,050
Medifast, Inc.	10,019	368,399
Orchids Paper Products Co.	13,643	381,731
Total Consumer Staples		1,706,479
Energy—1.7%
Abraxas Petroleum Corp.*	180,239	252,335
Synergy Resources Corp.*	75,748	496,149
Total Energy		748,484
Financials—10.0%
Bryn Mawr Bank Corp.	14,633	470,744
Crawford & Co., Class B	38,400	435,456
Financial Engines, Inc.[2]	17,000	543,490
First Foundation, Inc.*	20,521	514,051
Kingstone Cos, Inc.	35,488	320,102
Meta Financial Group, Inc.	10,055	618,885
Preferred Bank	17,074	598,444
Pzena Investment Management, Inc., Class A	50,535	392,152
Silvercrest Asset Management Group, Inc., Class A	44,286	548,704
Total Financials		4,442,028

	Shares	Value
Health Care—24.0%
Aceto Corp.	17,155	$346,359
ANI Pharmaceuticals, Inc.*	8,000	477,920
Anika Therapeutics, Inc.*	12,420	586,721
Applied Genetic Technologies Corp.*	23,060	294,707
BioSpecifics Technologies Corp.*	10,673	390,525
BioTelemetry, Inc.*	24,983	461,436
Corcept Therapeutics, Inc.*,2	75,194	400,784
Cross Country Healthcare, Inc.*	37,353	454,586
CryoLife, Inc.	13,448	214,496
Digirad Corp.	82,027	415,057
Five Prime Therapeutics, Inc.*,2	5,403	237,624
Harvard Bioscience, Inc.*	85,254	231,038
Heska Corp.*	10,754	586,846
Inogen, Inc.*	9,842	571,033
Juniper Pharmaceuticals, Inc.*	12,432	68,500
Landauer, Inc.	9,990	474,725
Misonix, Inc.*	38,821	231,761
NeoGenomics, Inc.*	54,422	437,553
Progenics Pharmaceuticals, Inc.*,2	96,015	602,974
The Providence Service Corp.*	4,921	231,927
Sharps Compliance Corp.*,2	84,018	383,962
Simulations Plus, Inc.[2]	32,311	278,521
Sucampo Pharmaceuticals, Inc., Class A*	11,977	131,268
Supernus Pharmaceuticals, Inc.*	25,072	536,039
SurModics, Inc.*	15,310	435,876
U.S. Physical Therapy, Inc.	10,207	643,551
Vascular Solutions, Inc.*	10,663	513,637
Total Health Care		10,639,426
Industrials—14.4%
Advanced Drainage Systems, Inc.	19,036	440,303
Apogee Enterprises, Inc.	10,450	505,780
Argan, Inc.	9,502	454,291
Casella Waste Systems, Inc., Class A*	46,644	423,994
CRA International, Inc.*	19,161	519,646
Douglas Dynamics, Inc.	9,051	290,356
GEE Group, Inc.*,2	25,756	145,521
Global Brass & Copper Holdings, Inc.	14,850	416,839
GP Strategies Corp.*	18,980	453,622
Heritage-Crystal Clean, Inc.*	43,606	602,199

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (unaudited) (continued)

	Shares	Value
Industrials—14.4% (continued)
Insteel Industries, Inc.	15,587	$519,047
Kadant, Inc.	9,403	504,377
NV5 Global, Inc.*,2	13,106	400,650
Radiant Logistics, Inc.*	75,375	220,095
Willdan Group, Inc.*	28,768	501,426
Total Industrials		6,398,146
Information Technology—24.5%
American Software, Inc., Class A	41,163	428,507
Autobytel, Inc.*	28,128	461,299
BroadSoft, Inc.*	13,421	613,474
Callidus Software, Inc.*	23,277	449,712
CEVA, Inc.*	14,655	461,339
Clearfield, Inc.*,2	25,412	460,465
DSP Group, Inc.*	52,751	608,746
Exa Corp.*	26,490	420,661
Extreme Networks, Inc.*	162,101	637,057
Forrester Research, Inc.	10,612	434,880
GTT Communications, Inc.*	22,269	472,771
The Hackett Group, Inc.	42,993	702,936
MeetMe, Inc.*	114,373	658,788
Mitek Systems, Inc.*	67,199	522,136
MRV Communications, Inc.*	30,765	379,640
PDF Solutions, Inc.*	28,411	475,884
Planet Payment, Inc.*,2	97,618	350,449
Radisys Corp.*	101,161	496,700
Reis, Inc.	23,541	459,049
RingCentral, Inc., Class A*	9,817	215,483
Sapiens International Corp. N.V.	35,942	483,420
SPS Commerce, Inc.*	2,546	166,203
XO Group, Inc.*	25,826	481,397
Total Information Technology		10,840,996

	Shares	Value
Materials—1.2%
Neenah Paper, Inc.	6,399	$514,672
Telecommunication Searvices—3.2%
8x8, Inc.*	26,829	356,021
Inteliquent, Inc.	28,139	468,233
Vonage Holdings Corp.*	101,992	592,573
Total Telecommunication Services		1,416,827
Total Common Stocks (cost $37,814,266)		42,638,849

	Principal Amount
Short-Term Investments—7.9%
Repurchase Agreements—4.5%[3]
Cantor Fitzgerald Securities, Inc., dated 08/31/16, due 09/01/16, 0.350% total to be received $1,000,010 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 09/01/16 - 06/20/66, totalling $1,020,000)	$1,000,000	1,000,000
Daiwa Capital Markets America, dated 08/31/16, due 09/01/16, 0.360% total to be received $982,618 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 09/01/16 - 02/01/49, totalling $1,002,260)	982,608	982,608
Total Repurchase Agreements		1,982,608

	Shares
Other Investment Companies—3.4%[1]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.34%	1,511,990	1,511,990
Total Short-Term Investments (cost $3,494,598)		3,494,598
Total Investments—104.1% (cost $41,308,864)		46,133,447
Other Assets, less Liabilities—(4.1)%		(1,799,441)

Net Assets—100.0%		$44,334,006

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At August 31, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Cadence Capital Appreciation Fund	$80,353,448	$22,468,160	$(2,548,828)	$19,919,332
AMG Managers Cadence Mid Cap Fund	120,392,288	14,873,223	(1,680,520)	13,192,703
AMG Managers Cadence Emerging Companies Fund	41,523,355	6,078,745	(1,468,653)	4,610,092

*	Non-income producing security.
[1]	Yield shown represents the August 31, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of August 31, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Cadence Mid Cap Fund	$5,679,843	4.4%
AMG Managers Cadence Emerging Companies Fund	1,861,925	4.2%

[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Fund LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

Notes to Schedules of Portfolio Investments (continued)

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of August 31, 2016, the investments in AMG Managers Cadence Capital Appreciation Fund were all Level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of August 31, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Cadence Mid Cap Fund
Investments in Securities
Common Stocks†	$126,478,717	—	—	$126,478,717
Short-Term Investments
Repurchase Agreements	—	$5,829,302	—	5,829,302
Other Investment Companies	1,276,972	—	—	1,276,972

Total Investments in Securities	$127,755,689	$5,829,302	—	$133,584,991

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Cadence Emerging Companies Fund
Investments in Securities
Common Stocks†	$42,638,849	—	—	$42,638,849
Short-Term Investments
Repurchase Agreements	—	$1,982,608	—	1,982,608
Other Investment Companies	1,511,990	—	—	1,511,990

Total Investments in Securities	$44,150,839	$1,982,608	—	$46,133,447

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of August 31, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

Item 2.    Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	October 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	October 5, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	October 5, 2016